Fair Value of Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2022
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments [Table Text Block]
The following table summarizes cash equivalents and marketable securities measured at their fair value on a recurring basis as of September 30, 2022:

	Fair Value Measurements as of September 30, 2022 Using:
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury obligations	$20,752,290	$—	$—	$20,752,290

Total	$20,752,290	$—	$—	$20,752,290